Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2023 shares Plan $ / shares	Mar. 31, 2022 shares Plan $ / shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock option plan | Plan	2	2
Share-based payment compensation expense | $			$ 243	$ 537	$ 530	$ 1,156
Executives
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted | shares	41,500	11,500
Exercise price of options granted | $ / shares	$ 3.99	$ 10.2
Vesting period	4 years	4 years
Employees
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted | shares	3,100
Exercise price of options granted | $ / shares	$ 3.99
Board of Directors
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted | shares		5,000
Exercise price of options granted | $ / shares		$ 10.2
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payment compensation expense | $			$ 243	$ 537	$ 530	$ 1,156